iShares
®
Core 80/20 Aggressive Allocation ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  48.7%
iShares Core S&P 500 ETF .................. 1,895,675 $ 1,368,810,047
iShares Core S&P Mid-Cap ETF ............... 1,060,820 77,195,872
iShares Core S&P Small-Cap ETF ............. 271,809 37,265,014
1,483,270,933
a
Domestic Fixed Income  —  16.7%
iShares Core Universal USD Bond ETF .......... 11,051,501 510,689,861
a
International Equity  —  31.5%
iShares Core MSCI Emerging Markets ETF ....... 3,414,745 268,023,335
iShares Core MSCI International Developed Markets
ETF
(b)
............................... 7,838,907 692,489,044
960,512,379
a
International Fixed Income  —  3.0%
iShares Core International Aggregate Bond ETF .... 1,808,562 90,265,329
a
Total Long-Term Investments — 99.9%
(Cost: $2,244,821,800) ............................... 3,044,738,502
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(a)(c)(d)
...................... 16,787 $ 16,793
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(a)(c)
............................ 2,916,127 2,916,127
a
Total Short-Term Securities — 0.1%
(Cost: $2,932,918) .................................. 2,932,920
Total Investments — 100.0%
(Cost: $2,247,754,718) ............................... 3,047,671,422
Other Assets Less Liabilities — 0.0% ..................... 571,497
Net Assets — 100.0% ................................. $ 3,048,242,919
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 58,998
(a)
$ — $ (42,207) $ 2 $ 16,793 16,787 $ 89,439
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,413,709 502,418
(a)
— — — 2,916,127 2,916,127 114,682 —
iShares Core
International
Aggregate Bond
ETF ......... 65,875,593 27,998,584 (1,594,481) (29,490) (1,984,877) 90,265,329 1,808,562 2,930,907 —
iShares Core MSCI
Emerging Markets
ETF ......... 209,702,193 29,364,152 (36,118,576) 3,558,565 61,517,001 268,023,335 3,414,745 3,977,703 —
iShares Core MSCI
International
Developed Markets
ETF ......... 512,132,083 95,931,489 (12,225,256) 1,455,699 95,195,029 692,489,044 7,838,907 11,078,310 —
iShares Core S&P
500 ETF ...... 1,172,544,113 150,859,742 (120,882,808) 11,472,529 154,816,471 1,368,810,047 1,895,675 11,500,576 —
iShares Core S&P
Mid-Cap ETF ... 64,624,029 8,465,682 (6,127,016) 276,904 9,956,273 77,195,872 1,060,820 726,841 —
iShares Core S&P
Small-Cap ETF . 29,704,249 4,004,186 (3,728,566) 120,917 7,164,228 37,265,014 271,809 325,558 —
iShares Core
Universal USD
Bond ETF ..... 373,775,079 145,428,494 (9,157,955) (565,718) 1,209,961 510,689,861 11,051,501 13,702,533 —
$ — $ 16,247,199 $ 327,874,088
$ 3,047,671,422
$ 44,446,549 $ —

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
Core 80/20 Aggressive Allocation ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 8 06/18/26 $ 2,898 $ 189,137
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,044,738,502 $ — $ — $ 3,044,738,502
Short-Term Securities
Money Market Funds ...................................... 2,932,920 — — 2,932,920
$ 3,047,671,422 $ — $ — $ 3,047,671,422
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 189,137 $ — $ — $ 189,137
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.